Income Taxes - Summary of Reconciliation of Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Total tax income (expense) using statutory rate	(25.50%)	(24.00%)	(22.50%)
Tax effect of rates applied in other countries	0.05%
Tax effect of non-taxable revenues	5.67%	6.53%	2.12%
Tax effect of non-tax-deductible expenses	(3.11%)	(2.13%)	(4.61%)
Tax effect of adjustments to taxes in previous periods	(0.17%)	(0.11%)	(1.60%)
Price level restatement for tax purposes (investments and equity)	1.57%	3.24%	2.58%
Total adjustments to tax expense using statutory rate	4.00%	7.53%	(1.51%)
Income tax benefit (expense)	(21.50%)	(16.47%)	(24.01%)
ACCOUNTING INCOME BEFORE TAX	$ 666,760,212	$ 676,674,298	$ 456,580,763
Total tax income (expense) using statutory rate	(170,023,854)	(162,401,830)	(102,730,671)
Tax effect of rates applied in other countries	328,968
Tax effect of non-taxable revenues	37,774,743	44,163,296	9,674,087
Tax effect of non-tax-deductible expenses	(20,737,858)	(14,392,926)	(21,060,811)
Tax effect of adjustments to taxes in previous periods	(1,127,646)	(710,740)	(7,307,511)
Price level restatement for tax purposes (investments and equity)	10,443,346	21,939,018	11,812,307
Total adjustments to tax expense using statutory rate	26,681,553	50,998,648	(6,881,928)
Income tax expense	$ (143,342,301)	$ (111,403,182)	$ (109,612,599)